Document and Entity Information	Jan. 12, 2026
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 12, 2026
Entity Registrant Name	Fidelity National Information Services, Inc.
Entity Incorporation State Country Code	2Q
Entity File Number	1-16427
Entity Tax Identification Number	37-1490331
Entity Address Address Line 1	347 Riverside Avenue
Entity Address City Or Town	Jacksonville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32202
City Area Code	904
Local Phone Number	438-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On January 12, 2026, Fidelity National Information Services, Inc., a Georgia corporation (“FIS”), filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), which reported that on January 9, 2026, FIS completed its previously announced (i) acquisition of the Issuer Solutions business (the “Issuer Solutions Business”) from Global Payments Inc., a Georgia corporation (“Global Payments”) and (ii) sale of all of its equity interests in Worldpay Holdco, LLC, a Delaware limited liability company (“Worldpay”), pursuant to the transaction agreement, entered into on April 17, 2025, by and among FIS, Global Payments, Total System Services LLC, a Delaware limited liability company and Worldpay.This Current Report on Form 8-K/A (“Amendment No. 1”) amends Item 9.01 of the Original 8-K to include the financial statements and pro forma financial information required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K.
Entity Central Index Key	0001136893
Common Stock, par value $0.01 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FIS
Security Exchange Name	NYSE
1.500% Senior Notes due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2027
Trading Symbol	FIS27
Security Exchange Name	NYSE
1.000% Senior Notes due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2028
Trading Symbol	FIS28
Security Exchange Name	NYSE
2.250% Senior Notes due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2029
Trading Symbol	FIS29
Security Exchange Name	NYSE
2.000% Senior Notes due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2030
Trading Symbol	FIS30
Security Exchange Name	NYSE
3.360% Senior Notes due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.360% Senior Notes due 2031
Trading Symbol	FIS31
Security Exchange Name	NYSE
2.950% Senior Notes due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.950% Senior Notes due 2039
Trading Symbol	FIS39
Security Exchange Name	NYSE